PREPAID EXPENSES AND OTHER ASSETS - Disclosure of prepayments and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Assets [Abstract]
Prepaid expenses	$ 1,805	$ 1,430
Deposits held with vendors	2,414	799
Foreign exchange forward contracts designated as cash flow hedges	118	827
Current portion of loyalty reward currency inventory	29	19
Prepaid expenses, deposits and current portion of other assets	4,366	3,075
Non-current portion of loyalty reward currency inventory	0	202
Other assets	$ 0	$ 202